CONSOLIDATED BALANCE SHEETS [Parenthetical] ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2014 CNY (¥) shares	Sep. 30, 2014 $ / shares
Allowance for doubtful accounts receivable (in RMB) | ¥		¥ 4,845	¥ 5,881
Preferred Stock, No Par Value | $ / shares	$ 0			$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common Stock, No Par Value | $ / shares	$ 0			$ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	24,091,163	24,091,163	24,016,163
Common stock, shares outstanding	22,813,541	22,813,541	22,738,541
Treasury stock, shares	1,277,622	1,277,622	1,277,622
Assets	$ 154,972	¥ 985,829	¥ 1,064,870
Liabilities	$ 109,262	695,051	755,283
Variable Interest Entity, Not Primary Beneficiary [Member]
Assets | ¥		975,507	1,050,724
Liabilities | ¥		¥ 678,740	¥ 740,743